Risk management - Spain Companies Portfolio (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Nonperforming
Credit risk
Credit risk with customers	€ 28,104
Nonperforming Ratio	3.38%
Spain | SMEs, companies and institutions segment
Credit risk
Credit risk with customers	€ 96,726
Exposure to credit risk on loan commitments and financial guarantee contracts, percentage	56.00%
Percentage of portfolio assigned to an analyst	95.00%
Spain | Nonperforming | SMEs, companies and institutions segment
Credit risk
Nonperforming Ratio	4.88%